SCHEDULE OF PROPERTY PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 1,294,521	$ 1,106,608
Less: accumulated depreciation	(458,102)	(312,631)
Plant and equipment, net	836,419	793,977
Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	74,034	71,642
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	1,192,296	1,020,893
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 28,191	$ 14,073